Acquisition of a Subsidiary (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 25, 2021	Jun. 30, 2021
Acquisition of a Subsidiary (Details) [Line Items]
Voting Percentage		100.00%
Description of business acquisition		As at the Acquisition Date, the book value of the net assets and liabilities of R&Q Epsilon was USD 6,200 thousand consisting of cash at banks of USD 6,054 and the remaining USD 146 thousand represents deferred tax assets and insurance receivables, net of other payable balances.
R&Q Epsilon Insurance Company SE [Member]
Acquisition of a Subsidiary (Details) [Line Items]
Purchase Considetation	$ 6,200